Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2023	2022	2021
Current tax
Charge for the year	9,048	12,523	4,808
Adjustment in respect of prior years	(373)	145	138
	8,675	12,668	4,946
Deferred tax
Origination and reversal of temporary differences in the current year[a]	(238)	4,768	3,366
Adjustment in respect of prior years[b]	(568)	(674)	(1,572)
	(806)	4,094	1,794
Tax charge on profit	7,869	16,762	6,740
[a]2022 includes a charge of $1,834 million in respect of the impact of the UK Energy Profits Levy on existing temporary differences unwinding over the period 1 January 2023 to 31 March 2028.
[b]The adjustment in respect of prior years reflects the reassessment of the deferred tax balances for prior periods in light of changes in facts and circumstances during the year, including changes to price assumptions and profit forecasts. 2023 also includes a credit of $232 million in respect of a revision to the deferred tax impact of the UK Energy Profits Levy.

Disclosure of reconciliation of items affected by overall tax credit

					$ million
	2023	2022 excluding impact of Rosneft	2022 impact of Rosneft[a]	2022	2021
Profit (loss) before taxation	23,749	40,925	(25,520)	15,405	15,227
Tax charge (credit) on profit or loss[b]	7,869	17,823	(1,061)	16,762	6,740
Effective tax rate	33%	44%	4%	109%	44%

					%
Tax rate computed at the weighted average statutory rate[c]	34	42	20	77	54
Increase (decrease) resulting from
Tax reported in equity-accounted entities[d]	(2)	(1)	—	(4)	(3)
Adjustments in respect of prior years	(4)	(1)	—	(3)	(9)
Deferred tax not recognized	2	(1)	—	(2)	8
Tax incentives for investment	—	—	—	(1)	(1)
Disposal impacts[e]	—	(3)	—	(8)	(4)
Foreign exchange	—	1	—	3	1
Items not deductible for tax purposes	2	2	—	5	1
Impact of bp's decision to exit its shareholding in Rosneft	—	—	(16)	27	—
Tax rate change effect of UK Energy Profits Levy[f]	—	4	—	12	—
Other	1	1	—	3	(3)
Effective tax rate	33	44	4	109	44
[a]Includes the impact of bp's decision to exit its shareholding in Rosneft and its other businesses with Rosneft in Russia.
[b]The tax credit regarding the impact of Rosneft relates to the release of deferred withholding tax on unremitted earnings.
[c]Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries. 2023 and 2022 include the impact of the UK Energy Profits Levy.
[d]Includes withholding tax in respect of distributions from equity-accounted entities.
[e]2022 primarily relates to the contribution of bp's Angolan business to Azule Energy and 2021 primarily relates to the divestment of a 20% stake in Oman Block 61.
[f]2022 comprises the deferred tax impact of the UK Energy Profits Levy on existing temporary differences.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax liability	2023	2022
At 1 January	6,618	2,370
Exchange adjustments[a]	134	(334)
Charge (credit) for the year in the income statement	(806)	4,094
Charge (credit) for the year in other comprehensive income	(735)	272
Charge (credit) for the year in equity	56	(214)
Acquisitions and disposals[b]	82	430
At 31 December	5,349	6,618
[a]Primarily relates to the foreign currency retranslation effect on the deferred tax liability on pension plan surpluses in the UK.
[b]2022 primarily relates to the Archaea Energy acquisition and the contribution of bp's Angolan business to Azule Energy.
9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement		Balance sheet
	2023	2022	2021	2023	2022
Deferred tax liability
Depreciation	(1,552)	1,863	899	17,392	18,025
Pension plan surpluses[a]	133	42	105	2,568	3,022
Derivative financial instruments	12	(21)	(33)	12	—
Other taxable temporary differences[b]	10	(992)	180	1,020	1,000
	(1,397)	892	1,151	20,992	22,047
Deferred tax asset
Depreciation	(166)	(309)	(846)	(2,141)	(1,974)
Lease liabilities	(176)	(8)	(43)	(1,785)	(1,047)
Pension plan and other post-retirement benefit plan deficits	(60)	47	119	(755)	(647)
Decommissioning, environmental and other provisions	563	770	(744)	(6,042)	(6,653)
Derivative financial instruments	(14)	(6)	(9)	(136)	(282)
Tax credits	(67)	1,578	1,282	(893)	(779)
Loss carry forward	296	1,536	1,064	(2,467)	(2,669)
Other deductible temporary differences[c]	215	(406)	(180)	(1,424)	(1,378)
	591	3,202	643	(15,643)	(15,429)
Net deferred tax charge (credit) and net deferred tax liability	(806)	4,094	1,794	5,349	6,618
Of which – deferred tax liabilities				9,617	10,526
– deferred tax assets				4,268	3,908
[a]In November 2023 the UK Government announced a reduction in the authorised surplus payments charge applicable to defined benefit pension schemes from 35% to 25%. The legislation has not yet been enacted or substantively enacted, but is expected to be effective from 6 April 2024. The change is expected to reduce the deferred tax liability on pension plan surpluses by around $0.7 billion with the related gain recognised in other comprehensive income when the legislation is substantively enacted.
[b]The 2022 income statement includes amounts relating to deferred withholding tax on unremitted earnings of Rosneft. The 2023 and 2022 balance sheet amounts do not include any temporary differences that are individually significant in their nature.
[c]The 2023 and 2022 balance sheet amounts do not include any temporary differences that are individually significant in their nature.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2023	2022
Unused US state tax losses[a]	2.1	2.1
Unused tax losses – other jurisdictions[b]	5.6	5.4
Unused tax credits	31.3	28.6
of which – arising in the UKc	27.3	24.6
– arising in the USd	4.0	4.0
Deductible temporary differences[e]	20.7	22.7
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.7
[a]For 2023 the majority of these losses expire in the period 2024-2043 with applicable tax rates ranging from 3% to 9%.
[b]2023 and 2022 mainly relate to the UK, Brazil and Canada. The majority of the unused tax losses have no fixed expiry date.
[c]The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.
[d]The US unused tax credits predominantly comprise foreign tax credits. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future. For 2023 these tax credits expire in the period 2025-2033.
[e]2023 and 2022 mainly comprise fixed asset temporary differences in overseas branches of UK entities. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2023	2022	2021
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	360	492	331
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	3	—	773
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	332	792	820
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	54	—	29